Share-based payments - Summary of Changes on Fair Value Per Employee Stock Option Granted (Parenthetical) (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of impact of increasing share price			10.00%	10.00%
Percentage of impact of decreasing share price			10.00%	10.00%
Percentage of impact of increasing expected volatility			2.00%	2.00%
Percentage of impact of decreasing expected volatility			2.00%	2.00%
Impact of increasing expected term			6 months	6 months
Impact of decreasing expected term			6 months	6 months
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of impact of increasing share price	10.00%	10.00%
Percentage of impact of decreasing share price	10.00%	10.00%
Percentage of impact of increasing expected volatility	2.00%	2.00%
Percentage of impact of decreasing expected volatility	2.00%	2.00%
Impact of increasing expected term	6 months	6 months
Impact of decreasing expected term	6 months	6 months